Schedule of Investments (unaudited)	iShares® MSCI Singapore ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.6%
Singapore Technologies Engineering Ltd.	8,766,100	$25,625,686

Airlines — 3.9%
Singapore Airlines Ltd.(a)(b)	7,363,467	27,718,991

Banks — 44.6%
DBS Group Holdings Ltd.	6,216,000	141,037,853
Oversea-Chinese Banking Corp. Ltd.(b)	11,190,050	104,522,090
United Overseas Bank Ltd.	3,730,500	73,481,034
		319,040,977
Capital Markets — 4.0%
Singapore Exchange Ltd.	3,694,700	28,834,062

Diversified Telecommunication Services — 4.4%
Singapore Telecommunications Ltd.	17,285,768	31,468,528

Electronic Equipment, Instruments & Components — 3.3%
Venture Corp. Ltd.	1,629,900	23,412,922

Entertainment — 3.1%
Sea Ltd.(a)	88,494	22,410,220

Equity Real Estate Investment Trusts (REITs) — 12.9%
Ascendas REIT	14,126,594	31,268,343
CapitaLand Integrated Commercial Trust	9,300,123	14,679,940
Mapletree Commercial Trust(b)	13,379,300	21,221,330
Mapletree Logistics Trust(b)	16,897,878	25,394,821
		92,564,434
Food Products — 4.3%
Wilmar International Ltd.	8,446,800	30,435,740

Hotels, Restaurants & Leisure — 3.3%
Genting Singapore Ltd.(b)	36,399,742	23,233,412

Industrial Conglomerates — 4.3%
Keppel Corp. Ltd.(b)	7,604,400	30,617,045

Real Estate Management & Development — 7.4%
CapitaLand Ltd.	6,246,300	17,268,429
Security	Shares	Value

Real Estate Management & Development (continued)
City Developments Ltd.(b)	3,035,500	$17,587,095
UOL Group Ltd.(b)	3,222,100	17,995,829
		52,851,353
Total Common Stocks — 99.1%
(Cost: $649,408,504)		708,213,370

Rights

Airlines — 0.0%
Singapore Airlines Ltd., (Expires 06/16/21)(a)	15,354,952	0	(c)

Total Rights — 0.0%
(Cost: $0)		0	(c)

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,0.06%(d)(e)(f)	12,077,422	12,084,669
BlackRock Cash Funds: Treasury, SL Agency Shares,0.00%(d)(e)	250,000	250,000
		12,334,669
Total Short-Term Investments — 1.7%
(Cost: $12,331,466)		12,334,669

Total Investments in Securities — 100.8%
(Cost: $661,739,970)		720,548,039

Other Assets, Less Liabilities — (0.8)%		(5,406,380)

Net Assets — 100.0%		$715,141,659

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Rounds to less than $1.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$35,870,668	$—		$(23,769,491	)(a)	$(18,516)	$2,008	$12,084,669	12,077,422	$102,202	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	200,000	50,000	(a)	—		—	—	250,000	250,000	164		—
						$(18,516)	$2,008	$12,334,669		$102,366		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

  1

Schedule of Investments (unaudited) (continued)	iShares® MSCI Singapore ETF
May 31, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Singapore Index	250	06/29/21	$6,797	$42,292

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$22,410,220	$685,803,150		$—	$708,213,370
Rights	—	0	(a)	—	0	(a)
Money Market Funds	12,334,669	—		—	12,334,669
	$34,744,889	$685,803,150		$—	$720,548,039
Derivative financial instruments(b)
Assets
Futures Contracts	$42,292	$—		$—	$42,292

(a)	Rounds to less than $1.

(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

  2